Treasury Stock (Treasury Stock Changes) (Details) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Balance, Amount	¥ 1,371	¥ 26,151
Acquisition for treasury, Amount	183	115	858
Sales of treasury stock, Amount	(15,429)	(65)	(564)
Treasury stock, at cost (note 14)
Balance, Shares	2,544,077	44,014,251	43,973,964	43,727,729
Balance, Amount	1,371	26,151	26,237	26,130
Acquisition for treasury, Shares	456,705	376,025	1,500,226
Acquisition for treasury, Amount	183	115	858
Sales of treasury stock, Shares	(41,926,879)	(335,738)	(1,253,991)
Sales of treasury stock, Amount	¥ (24,963)	¥ (201)	¥ (751)